Advances to suppliers net (Details Narrative) - USD ($)	Aug. 05, 2023	Sep. 30, 2025	Sep. 30, 2024
Frame work Agreement	2 years
Ningbo Runcai
Advance to related party		$ 0	$ 21,200,000
Zhongjin Boda
Advance to related party		$ 0	$ 24,200,000